Additional Information - Condensed Financial Statements of The Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets

	As of December 31,
	2024	2025
	(in US$ thousands)
Assets
Current assets:
Cash and cash equivalents	$7,075	$61,119
Short-term bank deposits	20,000	34,141
Short-term financial products issued by banks	50,679	55,000
Short-term investments	2,787	4,583
Amounts due from subsidiaries	627,228	555,986
Prepayments and other current assets	2,737	5,150
Total current assets	710,506	715,979
Non-current assets:
Long-term bank deposits	15,000	74,000
Long-term financial products issued by banks	61,400	—
Other non-current assets	1,233	4,833
Investments in subsidiaries and VIEs	(106,005)	(110,137)
Total non-current assets	(28,372)	(31,304)
Total assets	$682,134	$684,675
Liabilities
Current liabilities:
Amounts due to subsidiaries	108,916	119,173
Accrued expenses and other current liabilities	557	2,654
Total liabilities	$109,473	$121,827
Shareholders’ equity
Class A ordinary shares ($0.0001 par value; 820,000,000 shares authorized, 392,376,217 shares issued and 297,156,593 shares outstanding as of December 31, 2024; 820,000,000 shares authorized, 394,439,081 shares issued and 273,084,833 shares outstanding as of December 31, 2025)	39	39
Class B ordinary shares ($0.0001 par value; 76,179,938 shares authorized, issued and outstanding as of December 31, 2024 and 2025)	8	8
Additional paid-in-capital	1,144,238	1,145,126
Treasury shares at cost	(72,739)	(95,238)
Accumulated other comprehensive loss	(12,257)	(9,987)
Accumulated deficit	(486,628)	(477,100)
Total shareholders’ equity	$572,661	$562,848
Total liabilities and shareholders’ equity	$682,134	$684,675

Condensed Statements of Comprehensive (Loss) Income

Condensed Statements of Comprehensive (Loss) Income

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Operating expenses:
Sales and marketing expenses	$(178)	$—	$—
General and administrative expenses	(477)	(901)	(899)
Total operating expenses	(655)	(901)	(899)
Losses from subsidiaries and VIEs	(88,197)	(46,558)	(4,132)
Exchange (loss) gain	(1,184)	(291)	1,162
Interest income	8,125	8,366	8,849
Investment (loss) income	(6,950)	(4,136)	3,352
Other income	1,649	793	1,198
(Loss) income before income taxes	(87,212)	(42,727)	9,530
Income taxes	(7)	—	(2)
Net (loss) income attributable to Agora, Inc.’s ordinary shareholders	$(87,219)	$(42,727)	$9,528

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Net cash generated from operating activities	$4,874	$8,312	$4,857
Net cash provided by investing activities	36,017	3,576	76,570
Net cash used in financing activities	(63,277)	(10,204)	(27,383)
Net (decrease) increase in cash and cash equivalents	(22,386)	1,684	54,044
Cash, cash equivalents and restricted cash, beginning of year	27,777	5,391	7,075
Cash, cash equivalents and restricted cash, end of year	$5,391	$7,075	$61,119